Other Receivables and Prepayments (Tables)	6 Months Ended
Jun. 30, 2022
Other Receivables And Prepayments [Abstract]
Schedule of Other Receivables and Prepayments

	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
Prepayment for CRO services	36,879	30,307
Prepaid expenses (i)	3,953	10,078
Deposits (ii)	4,312	4,542
Others	2,111	2,905
	47,255	47,832

(i)
In March 2021 and 2022, the Group made payments to purchase director and officer liability insurance. Such expenses are amortized over 1 year.
(ii)
Deposits held by CRO suppliers are refundable upon the completion of related services.